Newbuildings	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Newbuildings	Newbuildings
The table below sets forth the carrying value of our newbuildings:

(in thousands of $)	2023	2022
As of January 1	176,145	83,479
Installment payments(1)	378,305	88,542
Capitalized interest	7,805	1,780
Other capitalized costs(2)	8,126	2,344
Reclassification to Vessels and equipment(3)	(437,735)	—
As of December 31	132,646	176,145

(1)     Installment payments in the year ended December 31, 2023 include $75.7 million for the third and /or fourth installments to New Times Shipyard for newbuildings “Mount Neblina,” “Mount Bandeira,” “Mount Hua,” “Mount Elbrus,” “Mount Denali,” “Mount Aconcagua” and “Mount Emai”, and $302.6 million for the fifth and sixth installments net of address commissions to New Times Shipyard for newbuildings “Mount Norefjell,” “Mount Ita,” “Mount Etna,” “Mount Blanc,” “Mount Matterhorn” and “Mount Neblina.”
Installment payments in the year ended December 31, 2022 include $74.9 million of non-cash payments associated with the third and fourth installment payments to New Times Shipyard for newbuildings “Mount Norefjell,” “Mount Ita,” “Mount Etna,” “Mount Blanc” and “Mount Matterhorn” and the third installment for newbuilding “Mount Neblina”. In December 2022, the Company agreed with New Times Shipyard to defer payments of the third installment on newbuildings “Mount Hua” and “Mount Bandeira” of $13.7 million from December 2022 to March 2023. These deferred amounts were paid in March 2023 following the novation of the sale and leaseback agreements relating to “Mount Bandeira” and “Mount Hua” from CCBFL to Jiangsu and subsequent drawdown on the pre-delivery financing.

The Company has drawn $388.0 million (including the $13.7 million drawn down from Jiangsu described above) and $74.9 million in the years ended December 31, 2023 and 2022, respectively, on the sale leaseback financing to fund these installments and the installment payments were made by AVIC, CCBFL and Jiangsu (as these terms are defined in Note 12) on behalf of the Company.

(2)     Other capitalized costs primarily includes direct costs associated with the supervision of our newbuilding program.

(3)     "Mount Norefjell,” “Mount Ita,” “Mount Etna,” “Mount Blanc,” “Mount Matterhorn” and “Mount Neblina” were delivered in the year ended December 31, 2023 and their corresponding costs were reclassified to Vessels and equipment.

The remaining contracted installments as of December 31, 2023, payable on delivery to New Times Shipyard, are approximately $306.0 million (see Note 14).

There were no indicators of impairment of newbuildings as of December 31, 2023 and 2022.
Vessels and equipment, net

(in thousands of $)	Vessels and equipment
Cost
As of January 1, 2022 and 2023	—
Additions	437,735
As of December 31, 2023	437,735

Depreciation and amortization
As of January 1, 2022 and 2023	—
Charge for the period	(9,118)
As of December 31, 2023	(9,118)

Net book value as of December 31, 2023	428,617

The table below shows the dates the vessels were delivered to the Company:

Vessel	Delivery date
Mount Norefjell	March 2, 2023
Mount Ita	March 9, 2023
Mount Etna	April 13, 2023
Mount Blanc	May 31, 2023
Mount Matterhorn	July 13, 2023
Mount Neblina	August 29, 2023
During the year ended December 31, 2023, we considered whether indicators of impairment existed that could indicate that the carrying amounts of our vessels may not be recoverable as of December 31, 2023 and concluded that no such events have occurred.